Fair Value Measurement (Details) - Schedule of change in fair value of the 2021 Convertible Note tranche obligation - Blade Therapeutics, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial recognition of tranche obligation upon issuance of 2021 Convertible Notes	$ 48
Change in fair value	44
Extinguishment of tranche obligation	(92)
Ending balance